EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT COMPANY - SHARE CAPITAL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share capital	$ 48	$ 48
Percentage of yearly profits		5.00%
Legal reserve as a percentage of share capital		10.00%
Atento SA Shares [member]
Share capital		$ 48
Number of shares outstanding		73,909,056
Atento SA Shares [member] | PikCo [Member]
Percentage ownership shares	68.14%